Investments (Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments [Abstract]
Securities Available-for-Sale, Due in one year or less, Cost	$ 4,752
Securities Available-for-Sale, Due after one year through five years, Cost	26,203
Securities Available-for-Sale, Due after five years through ten years, Cost	31,808
Securities Available-for-Sale, Due after ten years, Cost	288,149
Securities Available-for-Sale, Cost, Total	350,912
Securities Available-for-Sale, Due in one year or less, Estimated Fair Value	4,673
Securities Available-for-Sale, Due after one year through five years, Estimated Fair Value	26,753
Securities Available-for-Sale, Due after five years through ten years, Estimated Fair Value	32,205
Securities Available-for-Sale, Due after ten years, Estimated Fair Value	282,871
Securities Available-for-Sale, Estimated Fair Value, Total	346,502
Securities Held-to-Maturity, Due after ten years, Cost	4,117
Securities Held-to-Maturity, Cost, Total	4,117	13,454
Securities Held-to-Maturity, Due after ten years, Estimated Fair Value	5,335
Securities held-to-maturity, Estimated Fair Value	$ 5,335	$ 13,861